Financial Information for Subsidiary and Guarantor Parent (Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	$ 230.1	$ 392.8	$ 22.4
Purchases of property, plant and equipment	(168.2)	(139.2)	(122.7)
Net receipts (payments) on intercompany activity	0.0	0.0	0.0
Proceeds from disposal of property, plant and equipment	92.0	2.8	2.7
Purchases of businesses	0.0	(10.0)	0.0
Proceeds from sale of business, net of transaction costs	158.1	0.0	0.0
Other	(0.2)	1.3	0.4
Cash flows provided by (used in) investing activities	81.7	(145.1)	(119.6)
Borrowings on long-term debt	350.0	7.1	8.5
Payments on long-term debt and finance leases	(507.6)	(6.4)	(353.0)
Net borrowings (payments) under credit facilities	4.9	(5.9)	1.6
Debt issuance costs	(5.5)	0.0	(0.8)
Debt extinguishment charge	(20.9)	0.0	(35.8)
Net receipts (payments) on intercompany activity	0.0	0.0	0.0
Issuance of common stock	0.0	0.0	397.8
Dividends paid to stockholders	0.0	0.0	0.0
Dividends paid to noncontrolling interests	(14.0)	(10.0)	(8.0)
Sale to noncontrolling interest	0.0	14.4	3.7
Shares repurchased for income tax withholding on share-based compensation	(9.9)	(6.5)	(4.8)
Cash (used in) provided by financing activities	(203.0)	(7.3)	9.2
Increase (decrease) in cash and cash equivalents	108.8	240.4	(88.0)
Legal Entities [Member] | Guarantor Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	16.1	(107.0)	(78.8)
Purchases of property, plant and equipment	(0.7)	(2.1)	(0.9)
Net receipts (payments) on intercompany activity	0.0	0.0	0.0
Proceeds from disposal of property, plant and equipment	0.0	0.0	0.0
Purchases of businesses		0.0
Proceeds from sale of business, net of transaction costs	0.0
Other	(0.2)	1.3	0.0
Cash flows provided by (used in) investing activities	(0.9)	(0.8)	(0.9)
Borrowings on long-term debt	350.0	0.0	0.0
Payments on long-term debt and finance leases	(500.7)	(0.2)	(350.4)
Net borrowings (payments) under credit facilities	0.0	0.0	0.0
Debt issuance costs	(5.5)		0.0
Debt extinguishment charge	(20.9)		(35.8)
Net receipts (payments) on intercompany activity	172.0	112.5	72.7
Issuance of common stock			397.8
Dividends paid to stockholders	0.0	0.0	0.0
Dividends paid to noncontrolling interests	0.0	0.0	0.0
Sale to noncontrolling interest		0.0	0.0
Shares repurchased for income tax withholding on share-based compensation	(9.9)	(6.5)	(4.8)
Cash (used in) provided by financing activities	(15.0)	105.8	79.5
Increase (decrease) in cash and cash equivalents	0.2	(2.0)	(0.2)
Legal Entities [Member] | Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(109.1)	(223.9)	(101.5)
Purchases of property, plant and equipment	(33.4)	(26.2)	(38.5)
Net receipts (payments) on intercompany activity	0.0	0.0	0.0
Proceeds from disposal of property, plant and equipment	0.1	2.6	0.1
Purchases of businesses		0.0
Proceeds from sale of business, net of transaction costs	0.0
Other	0.0	0.0	0.0
Cash flows provided by (used in) investing activities	(33.3)	(23.6)	(38.4)
Borrowings on long-term debt	0.0	0.0	0.0
Payments on long-term debt and finance leases	(0.2)	(0.9)	(0.3)
Net borrowings (payments) under credit facilities	0.0	0.0	0.0
Debt issuance costs	0.0		0.0
Debt extinguishment charge	0.0		0.0
Net receipts (payments) on intercompany activity	136.0	234.0	151.2
Issuance of common stock			0.0
Dividends paid to stockholders	0.0	0.0	0.0
Dividends paid to noncontrolling interests	0.0	0.0	0.0
Sale to noncontrolling interest		11.7	0.0
Shares repurchased for income tax withholding on share-based compensation	0.0	0.0	0.0
Cash (used in) provided by financing activities	135.8	244.8	150.9
Increase (decrease) in cash and cash equivalents	(6.6)	(2.7)	11.0
Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	344.1	738.7	214.7
Purchases of property, plant and equipment	(134.1)	(110.9)	(83.3)
Net receipts (payments) on intercompany activity	(308.0)	(346.5)	(223.9)
Proceeds from disposal of property, plant and equipment	91.9	0.2	2.6
Purchases of businesses		(10.0)
Proceeds from sale of business, net of transaction costs	158.1
Other	0.0	0.0	0.4
Cash flows provided by (used in) investing activities	(192.1)	(467.2)	(304.2)
Borrowings on long-term debt	0.0	7.1	8.5
Payments on long-term debt and finance leases	(6.7)	(5.3)	(2.3)
Net borrowings (payments) under credit facilities	4.9	(5.9)	1.6
Debt issuance costs	0.0		(0.8)
Debt extinguishment charge	0.0		0.0
Net receipts (payments) on intercompany activity	0.0	0.0	0.0
Issuance of common stock			0.0
Dividends paid to stockholders	(21.0)	(15.0)	(12.0)
Dividends paid to noncontrolling interests	(14.0)	(10.0)	(8.0)
Sale to noncontrolling interest		2.7	3.7
Shares repurchased for income tax withholding on share-based compensation	0.0	0.0	0.0
Cash (used in) provided by financing activities	(36.8)	(26.4)	(9.3)
Increase (decrease) in cash and cash equivalents	115.2	245.1	(98.8)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(21.0)	(15.0)	(12.0)
Purchases of property, plant and equipment	0.0	0.0	0.0
Net receipts (payments) on intercompany activity	308.0	346.5	223.9
Proceeds from disposal of property, plant and equipment	0.0	0.0	0.0
Purchases of businesses		0.0
Proceeds from sale of business, net of transaction costs	0.0
Other	0.0	0.0	0.0
Cash flows provided by (used in) investing activities	308.0	346.5	223.9
Borrowings on long-term debt	0.0	0.0	0.0
Payments on long-term debt and finance leases	0.0	0.0	0.0
Net borrowings (payments) under credit facilities	0.0	0.0	0.0
Debt issuance costs	0.0		0.0
Debt extinguishment charge	0.0		0.0
Net receipts (payments) on intercompany activity	(308.0)	(346.5)	(223.9)
Issuance of common stock			0.0
Dividends paid to stockholders	21.0	15.0	12.0
Dividends paid to noncontrolling interests	0.0	0.0	0.0
Sale to noncontrolling interest		0.0	0.0
Shares repurchased for income tax withholding on share-based compensation	0.0	0.0	0.0
Cash (used in) provided by financing activities	(287.0)	(331.5)	(211.9)
Increase (decrease) in cash and cash equivalents	$ 0.0	$ 0.0	$ 0.0